Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Summary Of Actual Capital Amounts And Ratios
	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2016
Actual:
Total Capital	$2,926,010	12.24%	$2,762,271	11.78%
Tier 1 Capital	2,671,871	11.17	2,538,382	10.83
Common Equity Tier 1	2,377,987	9.94	2,298,080	9.80
Leverage	2,671,871	9.35	2,538,382	9.16
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,913,133	8.00	1,875,780	8.00
Tier 1 Capital	1,434,849	6.00	1,406,835	6.00
Common Equity Tier 1	1,076,137	4.50	1,055,126	4.50
Leverage	1,143,250	4.00	1,108,406	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			2,344,725	10.00
Tier 1 Capital			1,875,780	8.00
Common Equity Tier 1			1,524,071	6.50
Leverage			1,385,508	5.00
On December 31, 2015
Actual:
Total Capital	$2,836,715	13.01%	$2,768,625	13.09%
Tier 1 Capital	2,572,141	11.79	2,525,912	11.95
Common Equity Tier 1	2,278,580	10.45	2,284,646	10.81
Leverage	2,572,141	9.85	2,525,912	10.06
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,744,961	8.00	1,691,477	8.00
Tier 1 Capital	1,308,721	6.00	1,268,608	6.00
Common Equity Tier 1	981,541	4.50	951,456	4.50
Leverage	1,044,378	4.00	1,004,207	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			2,114,346	10.00
Tier 1 Capital			1,691,477	8.00
Common Equity Tier 1			1,374,325	6.50
Leverage			1,255,258	5.00